SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Fair value of financial instruments
b.	Fair value of financial instruments:

The following methods and assumptions were used by the Group in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, short-term restricted cash, restricted cash held by trustees, trade receivables, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

The carrying amounts of the Group's long-term borrowing arrangements, long-term trade receivables and long-term restricted cash approximate their fair value. The fair value was estimated using discounted cash flow analysis, based on the Group's incremental borrowing rates for similar borrowing or investing arrangements.

The fair value of the convertible subordinated notes was determined based on management estimates that incorporate the estimated market participant expectations of future cash flow. As of June 30, 2012 and December 31, 2011, the Company's convertible subordinated notes estimated fair value was $ 14,323 and $ 13,937, respectively. These notes are expected to be paid in the fourth quarter of 2012.

Principles of consolidation
c.	Principles of consolidation:

The Company applies the provisions of ASC 810 "Consolidation" ("ASC 810") which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

As more fully described in the Company's annual financial statements as of December 31, 2011 issued on April 3, 2012, most of the activity of Gilat Colombia in Colombia consists of operating subsidized projects for the government (the "Compartel Projects"). The Compartel Projects were awarded to Gilat's Colombian subsidiaries in 1999 and 2002.
 As required by the Compartel Projects' bid documents, the Group established trusts (the "Trusts") and entered into governing Trust Agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy ("the Subsidy") until they are released in accordance with the terms of the Subsidy and paid to the Group. The Trusts are a mechanism to allow the Government to review amounts to be paid with the Subsidy and verify that such funds are used in accordance with the transaction document of the project and the terms of the Subsidy. The Group generates revenues from the subsidy, as well as from the use of the network that the Group operates.

The Trusts are considered VIEs and the Group is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a variable interest entity. As the Company's management assessment provides that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of June 30, 2012 and December 31, 2011, the Trust's total assets, mainly classified as "Restricted cash held by trustees" consolidated within the financial statements of the Company amounted to $ 10,133 and $ 1,549, respectively and total liabilities, mainly classified as "Short-term advances from customers held by trustees" consolidated within the financial statements of the Company amounted to $ 6,553 and $ 1,551, respectively.

Accounting Standards Adopted for the first time
d.	Accounting Standards Adopted for the first time:

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04), which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy.

The Company adopted this standard as of the beginning of fiscal year 2012 on a prospective basis for new and materially modified measurements after January 1, 2012. The effect of the adoption of the new standard on the financial results of the Company for the six months ended June 30, 2012 was immaterial and focuses on disclosure requirements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (ASU 2011-05), which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The Company evaluated ASU 2011-05 and elected to present the other comprehensive income on its consolidated financial statements in two consecutive statements presentation, as it presented above.

Impact of recently issued accounting standards
e.	Impact of recently issued accounting standards:

In July 2012, the FASB issued ASU 2012-02, "Intangible- Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment" (ASU 2012-02), which is effective for annual reporting periods. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company's financial statements.